Financial Instruments - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 05, 2025	Oct. 18, 2024
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value		$ 3,213	$ 3,905
Gain/(loss) on changes in fair value		38,485	(2,398)
Investment in notes from associates, non-current		0	6,350
Loss on investments in notes from associates		3,628	(13,131)	$ 27,630
Investment in notes from associates, current		11,417	11,381
Seaport
Disclosure of financial liabilities [line items]
Share held at fair value		236,003
Gains (losses) on change in fair value of equity investments		58,715	(1,960)
Seaport
Disclosure of financial liabilities [line items]
Share held at fair value		236,003	177,288			$ 2,461
Vedanta
Disclosure of financial liabilities [line items]
Share held at fair value				20,456
Vedanta Biosciences, Inc.
Disclosure of financial liabilities [line items]
Loss on investments in notes from associates		3,514	(1,750)	400
Vedanta Biosciences, Inc. | Convertible note receivable
Disclosure of financial liabilities [line items]
Investment in notes from associates, non-current			6,350
Gelesis
Disclosure of financial liabilities [line items]
Gains (losses) on change in fair value of equity investments				(1,264)
Acquisition of net asset	$ 15,000
Gelesis | Convertible promissory note
Disclosure of financial liabilities [line items]
Investment in notes from associates, non-current		11,417
Receivables due from associates		26,850
Issuance of promissory note				0
Gelesis | Convertible note receivable
Disclosure of financial liabilities [line items]
Receivables due from associates				10,729
Gelesis | Net assets from bankruptcy
Disclosure of financial liabilities [line items]
Loss on investments in notes from associates		(36)	(11,381)	$ 27,230
Investment in notes from associates, current		11,417	11,381
Vedanta Biosciences, Inc.
Disclosure of financial liabilities [line items]
Loss on investments in notes from associates		3,514
Vedanta Biosciences, Inc. | Convertible note receivable
Disclosure of financial liabilities [line items]
Receivables due from associates					$ 5,000
Vedanta and Gelesis | Convertible promissory note
Disclosure of financial liabilities [line items]
Receivables due from associates		11,417	17,731
Subsidiary preferred shares
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value		169	169
Subsidiary preferred shares | At fair value
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value		$ 169	$ 169